CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended	42 Months Ended
	Dec. 31, 2011	Mar. 31, 2004
Conversion Of Debt To Trade Payable To Common Stock	$ 84
Net cash used in discontinued operating activities	0	36
Net cash used in discontinued investing activities	0	16
Net cash provided by discontinued financing activities	$ 0	$ 57